LEASES - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 7,972	$ 7,916	$ 7,201
Financing cash flows from finance leases	298	99	0
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	11,678	7,124	23,293
Finance leases	$ 878	$ 958	$ 0
Weighted average remaining lease terms
Operating leases	7 years	8 years	8 years
Finance leases	4 years	5 years
Weighted average discount rates
Operating leases	6.80%	7.20%	6.50%
Finance leases	7.90%	7.80%	0.00%